Document and Entity Information	12 Months Ended
Dec. 31, 2013
Document and Entity Information [Abstract]
Entity Registrant Name	SQN AIF IV, L.P.
Entity Central Index Key	0001560046
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Document Type	POS AM
Document Period End Date	Dec. 31, 2013
Entity Filer Category	Smaller Reporting Company